Alternative Credit Income Fund

PORTFOLIO OF INVESTMENTS

December 31, 2021 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (35.46%)(a)
Consumer Discretionary (1.22%)
Arrow Purchaser, Inc., First Lien Initial Term Loan	7.75%	1M US L + 6.75%, 1.00% Floor	04/19/2026	$3,125,000	$3,125,000

Consumer Staples (3.76%)
8th Avenue Food & Provisions, Inc., Second Lien Term Loan	7.84%	3M US L + 7.75%	10/01/2026	2,500,000	2,387,500
BrightPet, First Lien Term Loan(b)(c)	7.25%	3M US L + 6.25%, 1.00% Floor	10/05/2026	1,985,000	1,985,000
BrightPet, Delayed Draw Term Loan(b)(c)(d)	7.25%	3M US L + 6.25%, 1.00% Floor	10/05/2026	–	–
BrightPet, Revolver(b)(c)(d)	7.25%	3M US L + 6.25%, 1.00% Floor	10/05/2026	337,500	337,500
Florida Food Products LLC, Second Lien Term Loan(b)(c)	8.75%	1M US L + 8.00%, 0.75% Floor	10/08/2029	5,000,000	4,880,000
					9,590,000
Financials (3.13%)
H-CA II, LLC, First Lien Term Loan(b)(c)(e)	14% Cash, 5% PIK	N/A	02/17/2024	2,000,000	2,000,000
Marble Point A&R, First Lien Term Loan(b)(c)	7.00%	3M US L + 6.00%, 1.00% Floor	08/11/2028	3,950,000	3,851,250
Marble Point A&R, Delayed Draw Term Loan(b)(c)(d)	7.00%	3M US L + 6.00%, 1.00% Floor	08/11/2028	166,667	162,500
South Street Securities Holdings, Inc., First Lien Term Loan(b)(c)	9.00%	3M US L + 8.00%, 1.00% Floor	03/24/2026	2,000,000	1,962,800
					7,976,550
Health Care (5.09%)
Outcomes Group Holdings, Inc., Second Lien Term Loan	7.85%	3M US L + 7.50%	10/26/2026	769,231	753,204
Upstream Rehabilitation, Inc., Second Lien Term Loan	8.60%	1M US L + 8.50%	11/20/2027	7,500,000	7,425,000
Viant Medical Holdings, Inc., Second Lien Initial Term Loan	7.85%	1M US L + 7.75%	07/02/2026	5,000,000	4,785,000
					12,963,204
Industrials (5.86%)
Accordion Partners, LLC, First Lien Term Loan(b)(c)	6.50%	3M US L + 5.50%, 1.00% Floor	09/24/2027	4,000,000	3,945,200
Accordion Partners, LLC, Delayed Draw Term Loan(b)(c)(d)	6.50%	3M US L + 5.50%, 1.00% Floor	09/24/2027	–	–
Accurate Background, LLC, First Lien Term Loan(b)(c)	7.00%	3M US L + 6.00%, 1.00% Floor	03/26/2027	3,000,000	2,760,000
Jazz Acquisition, Inc., Second Lien Term Loan	8.10%	1M US L + 8.00%	06/18/2027	4,000,000	3,732,520
Restaurant Technologies, Inc., Second Lien Initial Term Loan	6.60%	1M US L + 6.50%	10/01/2026	4,500,000	4,492,485
					14,930,205
Information Technology (14.45%)
Ancile Solutions, Inc., First Lien Term Loan(b)(c)(e)	8% Cash, 3% PIK	N/A	06/30/2026	4,000,000	3,916,000
DCert Buyer, Inc. Second Lien First Amendment Term Loan Refinancing	7.10%	1M US L + 7.00%	02/19/2029	3,600,000	3,614,994
EagleView Technology Corp., Second Lien Term Loan	8.50%	3M US L + 7.50%, 1.00% Floor	08/14/2026	1,495,652	1,476,957
LANDesk Software, Second Lien Term Loan	7.75%	3M US L + 7.25%, 0.50% Floor	12/01/2028	4,000,000	4,010,020

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Monotype Imaging Holdings, Inc., First Lien Incremental Term Loan	7.00%	3M US L + 6.00%, 1.00% Floor	10/09/2026	$2,962,500	$2,969,906
Newscycle Solutions, First Lien Term Loan(b)(c)	8.00%	3M US L + 7.00%, 1.00% Floor	12/29/2022	1,431,494	1,409,449
Newscycle Solutions, Delayed Draw Term Loan(b)(c)	8.00%	3M US L + 7.00%, 1.00% Floor	12/29/2022	1,519,486	1,496,086
Redstone HoldCo 2 LP, Second Lien Initial Term Loan(b)(c)	8.50%	3M US L + 7.75%, 0.75% Floor	04/27/2029	5,000,000	4,637,500
Secure Acquisition, Inc., Second Lien Term Loan(b)(c)	8.50%	3M US L + 7.75%, 0.75% Floor	12/14/2029	5,000,000	4,875,000
Spectrio, First Lien Term Loan(b)(c)	7.00%	1M US L + 6.00%, 1.00% Floor	12/09/2026	2,802,388	2,802,388
Spectrio, First Lien Delayed Draw Term Loan(b)(c)	7.00%	1M US L + 6.00%, 1.00% Floor	12/09/2026	1,166,159	1,166,159
Virgin Pulse, Inc., First Lien Initial Term Loan(b)(c)	8.00%	6M US L + 7.25%, 0.75% Floor	04/06/2029	4,500,000	4,455,000
					36,829,459
Materials (1.95%)
Ball Metalpack Finco LLC, Second Lien Initial Term Loan	9.75%	3M US L + 8.75%, 1.00% Floor	07/31/2026	5,000,000	4,977,075

TOTAL BANK LOANS
(Cost $90,542,307)					90,391,493

BONDS & NOTES (16.19%)
ASSET BACKED SECURITIES (5.03%)(a)
Collateralized Loan Obligations (5.03%)
Canyon Capital CLO 2014-1, Ltd., Class ER(g)	7.83%	3M US L + 7.70%	01/30/2031	1,000,000	844,343
Jamestown CLO V, Ltd., Class F(g)(h)	5.97%	3M US L + 5.85%	01/17/2027	1,567,840	279,748
JMP Credit Advisors CLO IV, Ltd.(b)(c)	N/A	N/A(f)	07/17/2029	4,836,540	2,129,529
JMP Credit Advisors CLO V, Ltd.(b)(c)	N/A	N/A(f)	07/17/2030	4,486,426	2,600,781
OCP CLO 2013-4, Ltd., Class DR(g)(h)	6.89%	3M US L + 6.77%	04/24/2029	1,000,000	1,000,700
Octagon Investment Partners 36, Ltd., Class F(g)	7.87%	3M US L + 7.75%	04/15/2031	1,000,000	909,181
Octagon Investment Partners XIV, Ltd., Class ER(g)(h)	8.47%	3M US L + 8.35%	07/15/2029	2,132,000	1,870,809
Saranac CLO VII, Ltd., Class ER(g)	6.88%	3M US L + 6.72%	11/20/2029	500,000	417,690
Tralee CLO II, Ltd., Class ER(g)(h)	7.98%	3M US L + 7.85%	07/20/2029	1,000,000	993,880
Tralee CLO II, Ltd., Class FR(g)(h)	8.98%	3M US L + 8.85%	07/20/2029	1,000,000	942,656
Voya CLO 2014-2, Ltd., Class ER(g)	7.82%	3M US L + 7.70%	04/17/2030	1,000,000	835,514
					12,824,831
CONVERTIBLE CORPORATE BONDS (1.19%)
Industrials (1.19%)
Scorpio Tankers, Inc.(h)	3.000%	N/A	05/15/2022	3,025,000	3,032,793

CORPORATE BONDS (9.97%)
Consumer Discretionary (1.75%)
Michaels Cos., Inc.(g)(h)	7.875%	N/A	05/01/2029	4,000,000	3,946,820
Real Hero Merger Sub 2, Inc.(g)(h)	6.250%	N/A	02/01/2029	500,000	499,922
					4,446,742
Consumer Staples (5.54%)
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc.(g)(h)	8.500%	N/A	12/15/2022	6,011,000	6,122,775
H-Food Holdings LLC / Hearthside Finance Co., Inc.(g)(h)	8.500%	N/A	06/01/2026	7,978,000	7,986,297
					14,109,072
Industrials (2.68%)
New Enterprise Stone & Lime Co., Inc.(g)(h)	9.750%	N/A	07/15/2028	1,000,000	1,071,415
Wolverine Escrow LLC(g)(h)	13.125%	N/A	11/15/2027	4,736,000	3,037,197

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
CORPORATE BONDS (continued)
Wolverine Escrow LLC(g)(h)	8.500%	N/A	11/15/2024	$2,943,000	$2,732,693
					6,841,305
TOTAL BONDS & NOTES
(Cost $43,911,131)					41,254,743

	Shares	Value
COMMON EQUITY (11.80%)
Consumer Discretionary (0.55%)
CEC Entertainment, Inc.(i)	79,564	1,412,261

Diversified (10.26%)
Apollo Investment Corp.(h)	106,332	1,359,986
Ares Capital Corp.(h)	214,423	4,543,623
FS KKR Capital Corp.(h)	165,246	3,460,251
PennantPark Floating Rate Capital Ltd.(h)	303,163	3,871,392
Portman Ridge Finance Corp.(h)	25,504	631,479
SLR Investment Corp.(h)	265,211	4,887,839
Trinity Capital, Inc.(h)	100,000	1,758,000
WhiteHorse Finance, Inc.(h)	363,028	5,626,934
		26,139,504

Energy (0.99%)
Whiting Petroleum Corp.(h)(i)	39,046	2,525,495

TOTAL COMMON EQUITY
(Cost $24,201,388)		30,077,260

	Dividend Rate	Shares	Value
PREFERRED STOCK (5.17%)
Consumer Discretionary (1.91%)
Pennfoster(b)(c)	10.750%	4,959,647	4,860,454

Diversified (2.47%)
Trinity Capital, Inc.(g)(h)	7.000%	240,000	6,300,000

Financials (0.79%)
Maiden Holdings North America, Ltd.(h)	7.750%	88,000	2,024,000

TOTAL PREFERRED STOCK
(Cost $12,861,860)			13,184,454

	Shares	Value
PRIVATE INVESTMENT FUNDS (26.78%)
BlackRock Global Credit Opportunities Fund, LP(b)(c)(d)(j)		17,496,135
CVC European Mid-Market Solutions Fund(b)(c)(d)(j)		14,839,394
GSO Credit Alpha Fund II LP(b)(c(d)(j)		8,069,163
Monroe Capital Private Credit Fund III LP(b)(c)(d)(j)		8,789,509

	Shares	Value
PRIVATE INVESTMENT FUNDS (26.78%) (continued)
Tree Line Credit Strategies LP(b)(c)(j)		$19,062,946

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $66,107,279)		68,257,147

WARRANTS (0.33%)
CEC Entertainment, Inc.(h)(i)	237,941	832,794

TOTAL WARRANTS
(Cost $–)		832,794

SHORT TERM INVESTMENTS (3.49%)
Money Market Funds (3.49%)
First American Government Obligations Fund, 0.04%(k)	8,887,041	8,887,041

TOTAL SHORT TERM INVESTMENTS
(Cost $8,887,041)		8,887,041

INVESTMENTS, AT VALUE (99.22%)
(Cost $246,511,006)		$252,884,932

Other Assets In Excess Of Liabilities (0.78%)		1,980,487

NET ASSETS (100.00%)		$254,865,419

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

Reference Rates:

1M US L - 1 Month LIBOR as of December 31, 2021 was 0.10%

3M US L - 3 Month LIBOR as of December 31, 2021 was 0.21%

6M US L - 6 Month LIBOR as of December 31, 2021 was 0.34%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Illiquid/restricted security. See chart below.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(d)	All or a portion of this commitment was unfunded as of December 31, 2021.
(e)	Payment in kind security which may pay interest in additional par.
(f)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate market value of those securities was $33,491,640, representing 13.14% of net assets.
(h)	All or a portion of each of these securities have been segregated as collateral for line of credit. The aggregate market value of those securities was $71,339,498.
(i)	Non-income producing security.
(j)	Investment is held through CIF Investments LLC, a wholly-owned subsidiary.
(k)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2021.

Securities determined to be illiquid/restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
3/31/2018 - 6/30/2021	BlackRock Global Credit Opportunities Fund, LP	$16,625,294	$17,496,135	6.9%
09/30/2017 - 09/30/2021	CVC European Mid-Market Solutions Fund	14,875,785	14,839,394	5.8%
6/30/2018 - 3/31/2021	GSO Credit Alpha Fund II LP	7,104,940	8,069,163	3.2%
9/30/2018 - 12/31/2020	Monroe Capital Private Credit Fund III LP	8,501,260	8,789,509	3.4%
12/31/2017 - 06/30/2019	Tree Line Credit Strategies LP	19,000,000	19,062,946	7.5%
6/30/2021 - 9/30/2021	Accordion Partners, LLC, First Lien Term Loan	3,942,143	3,945,200	1.5%
6/30/2021 - 9/30/2021	Accordion Partners, LLC, Delayed Draw Term Loan	(7,500)	–	–%
9/30/21 - 12/31/2021	Accurate Background, LLC, First Lien Term Loan	2,742,000	2,760,000	1.1%
3/31/2021 - 6/30/2021	Ancile Solutions, Inc., First Lien Term Loan	3,880,712	3,916,000	1.5%
12/31/2020 - 3/31/2021	BrightPet, First Lien Term Loan	1,951,236	1,985,000	0.8%
12/31/2020 - 3/31/2021	BrightPet, Delayed Draw Term Loan	92	–	–%
12/31/2020 - 3/31/2021	BrightPet, Revolver	334,974	337,500	0.1%
9/30/2021 - 12/31/2021	Florida Food Products LLC, Second Lien Term Loan	4,852,941	4,880,000	1.9%
12/31/2020 - 3/31/2021	H-CA II, LLC, First Lien Term Loan	2,000,000	2,000,000	0.8%
6/30/2021 - 9/30/2021	Marble Point A&R, First Lien Term Loan	3,846,930	3,851,250	1.5%
6/30/2021 - 9/30/2021	Marble Point A&R, Delayed Draw Term Loan	151,056	162,500	0.1%
12/31/2021 - 3/31/2021	Monotype Imaging Holdings, Inc., First Lien Term Loan	2,935,004	2,969,906	1.2%
12/31/2020 - 3/31/2021	Newscycle Solutions, First Lien Term Loan	1,411,401	1,409,449	0.6%
12/31/2020 - 3/31/2021	Newscycle Solutions, Delayed Draw Term Loan	1,508,858	1,496,086	0.6%
09/30/2020 - 3/31/2021	Pennfoster	4,861,620	4,860,454	1.9%
3/31/2021 - 6/30/2021	Redstone HoldCo 2 LP, Second Lien Initial Term Loan	4,916,950	4,637,500	1.8%
9/30/2021 - 12/31/2021	Secure Acquisition, Inc., Second Lien Term Loan	4,875,430	4,875,000	1.9%
12/31/2020 - 3/31/2021	South Street Securities Holdings, Inc., First Lien Term Loan	1,956,315	1,962,800	0.8%
12/31/2020 - 3/31/2021	Spectrio, First Lien Term Loan	2,772,228	2,802,388	1.1%
12/31/2020 - 3/31/2021	Spectrio, First Lien Delayed Draw Term Loan	1,748,511	1,166,159	0.5%
12/31/2021 - 3/31/2021	Virgin Pulse, Inc., First Lien Initial Term Loan	4,464,695	4,455,000	1.7%
9/30/2021 - 12/31/2021	JMP Credit Advisors CLO IV, Ltd.	2,318,966	2,129,529	0.8%
9/30/2021 - 12/31/2021	JMP Credit Advisors CLO V, Ltd.	2,715,343	2,600,781	1.0%

	Total	$126,287,184	$127,459,649	50.0%

Additional information on investments in private investment funds:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of December 31, 2021
BlackRock Global Credit Opportunities Fund, LP(a)	$17,496,135	N/A	N/A	$6,229,040
CVC European Mid-Market Solutions Fund(b)	14,839,394	N/A	N/A	206,342
GSO Credit Alpha Fund II LP(a)	8,069,163	N/A	N/A	7,895,060
Monroe Capital Private Credit Fund III LP(b)	8,789,509	N/A	N/A	1,498,740
Tree Line Credit Strategies LP	19,062,946	Quarterly	90	N/A
Total	$68,257,147			$15,829,182

Unfunded Debt Instruments

Security	Value	Maturity	Unfunded Commitments as of December 31, 2021
BrightPet, Delayed Draw Term Loan	$–	10/05/2026	$1,000,000
BrightPet, Revolver	337,500	10/05/2026	162,500
Accordion Partners, LLC, Delayed Draw Term Loan	–	09/24/2027	1,000,000
Marble Point A&R, Delayed Draw Term Loan	162,500	08/11/2028	1,000,000
Total	$500,000		$3,162,500

Total Unfunded Commitments			$18,991,682

(a)	A voluntary withdrawal may be permitted at the General Partner's discretion with the General Partner's consent.
(b)	A voluntary withdrawal may be permitted with the General Partner's prior written consent.